Offerings	Sep. 27, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	126.44
Maximum Aggregate Offering Price	$ 758,640,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 111,975.26
Offering Note
(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (the “Common Stock”), that become issuable under the 2024 Employee Stock Purchase Plan (the “2024 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2) The amount registered represents shares of Common Stock authorized for issuance under the 2024 ESPP that was duly adopted and approved by the Registrant’s stockholders on September 9, 2024.

(3)    Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on 85% of $148.75 per share, the average of the high ($151.28) and low ($146.21) prices of the Common Stock, as reported on the New York Stock Exchange on September 20, 2024, which is a date within five business days prior to the filing of this Registration Statement. Pursuant to the terms of the 2024 ESPP, shares are sold at 85% of the fair market value of the Common Stock on the last trading day of each offering period.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,300,000
Proposed Maximum Offering Price per Unit	148.75
Maximum Aggregate Offering Price	$ 1,234,625,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 182,230.65
Offering Note
(4)    Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2024 Stock Incentive Plan (the “2024 SIP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(5)     The amount registered represents (i) 7,800,000 shares of Common Stock initially authorized for issuance under the 2024 SIP that was duly adopted and approved by the Registrant’s stockholders on September 9, 2024, plus (ii) 500,000 additional shares of Common Stock, reflecting an estimate of the number of shares subject to awards previously granted under the Registrant’s 2015 Stock Incentive Plan (the “2015 SIP”) that were outstanding on September 9, 2024 that are expected to be (1) forfeited or otherwise terminate without shares being issued, (2) tendered by holders or withheld by the Registrant to pay the exercise price of an award, or (3) withheld to satisfy tax withholding obligations in connection with the exercise or vesting of any such awards (collectively, the “2015 Forfeited Shares”). However, the actual number of shares to be issued under the 2024 SIP may be subject to change depending on, among other variables, the actual number of 2015 Forfeited Shares.

(6)     Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $148.75 per share, the average of the high ($151.28) and low ($146.21) prices of the Common Stock, as reported on the New York Stock Exchange on September 20, 2024, which is a date within five business days prior to the filing of this Registration Statement.